INCOME TAX AND SOCIAL CONTRIBUTION (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	R$ 12,114.2	R$ 10,464.3
Gross deferred tax liabilities	(8,430.2)	(5,813.1)
Gross deferred tax assets/(liabilities)	3,684.0	4,651.2	R$ 2,713.1
Netting by taxable entity, deferred tax assets	(3,422.5)	(2,494.7)
Netting by taxable entity, deferred tax liabilities	3,422.5	2,494.7
Netting by taxable entity, deferred tax assets/(liabilities)
Net deferred tax assets	8,691.7	7,969.6
Net deferred tax liabilities	(5,007.7)	(3,318.4)
Net deferred tax assets/(liabilities)	3,684.0	4,651.2
Temporary Differences Investments In Securities [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	7.3	8.2
Gross deferred tax liabilities
Gross deferred tax assets/(liabilities)	7.3	8.2
Temporary Differences Intangibles [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets
Gross deferred tax liabilities	(2,141.9)	(1,369.7)
Gross deferred tax assets/(liabilities)	(2,141.9)	(1,369.7)
Temporary Differences Employee Benefits [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	971.6	856.5
Gross deferred tax liabilities
Gross deferred tax assets/(liabilities)	971.6	856.5
Temporary Differences Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	3,880.2	2,843.8
Gross deferred tax liabilities		(3.3)
Gross deferred tax assets/(liabilities)	3,880.2	2,840.5
Temporary Differences Trade Receivable [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	35.1	43.8
Gross deferred tax liabilities	(6.7)	(7.0)
Gross deferred tax assets/(liabilities)	28.4	36.8
Temporary Differences Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	37.7	31.1
Gross deferred tax liabilities	(246.1)	(77.2)
Gross deferred tax assets/(liabilities)	(208.4)	(46.1)
Temporary Differences Interestbearing Loans And Borrowings [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	8.8	7.5
Gross deferred tax liabilities
Gross deferred tax assets/(liabilities)	8.8	7.5
Temporary Differences Inventories [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	307.0	268.6
Gross deferred tax liabilities	(205.9)	(59.6)
Gross deferred tax assets/(liabilities)	101.1	209.0
Temporary Differences Property Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	1,189.6	714.2
Gross deferred tax liabilities	(2,459.0)	(1,837.2)
Gross deferred tax assets/(liabilities)	(1,269.4)	(1,123.0)
Temporary Differences Withholding Tax On Undistributed Profits And Royalties [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets
Gross deferred tax liabilities	(2,255.0)	(1,385.5)
Gross deferred tax assets/(liabilities)	(2,255.0)	(1,385.5)
Temporary Differences Investments In Associated And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets
Gross deferred tax liabilities	(383.7)	(383.7)
Gross deferred tax assets/(liabilities)	(383.7)	(383.7)
Temporary Difference Tax Losses Carried Forward [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	3,849.7	4,383.3
Gross deferred tax liabilities
Gross deferred tax assets/(liabilities)	3,849.7	4,383.3
Temporary Differences Provisions [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	1,537.9	1,026.3
Gross deferred tax liabilities	(4.5)	(4.6)
Gross deferred tax assets/(liabilities)	1,533.4	1,021.7
Temporary Difference Impact Of The Adoption Of IFRS 16 Leases [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets		14.5
Gross deferred tax liabilities	(47.1)	(19.7)
Gross deferred tax assets/(liabilities)	(47.1)	(5.2)
Temporary Difference Exclusion Of ICMS From PIS/COFINS Calculation Basis [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets
Gross deferred tax liabilities	(121.6)	(228.5)
Gross deferred tax assets/(liabilities)	(121.6)	(228.5)
Temporary Differences Other Items [Member]
IfrsStatementLineItems [Line Items]
Gross deferred tax assets	289.3	266.5
Gross deferred tax liabilities	(558.7)	(437.1)
Gross deferred tax assets/(liabilities)	R$ (269.4)	R$ (170.6)